Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Loss before income taxes	$ (14,973)	$ (8,123)
Tax expense calculated	26.70%	26.29%
Using statutory rates	$ (3,998)	$ (2,136)
Non-deductible items	(298)	568
Difference in foreign tax rates	50	35
Change in deferred tax rates	2	736
Movement in tax benefits not recognized	1,752	(1,437)
Renouncement of flow-through expenditures	7,538	4,429
Other	(79)	(31)
Income tax expense	$ 4,967	$ 2,164